                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-09769

Morgan Stanley Tax-Managed Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
          (Address of principal executive offices)         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003

        Item 1 -  Report to Shareholders

        Welcome, Shareholder:

        In this report, you'll learn about how your investment in Morgan Stanley Tax-Managed Growth Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

        This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FUND REPORT
FOR THE YEAR ENDED AUGUST 31, 2003

--------------------------------------------------------------------------------------
TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------------
Class A     Class B    Class C     Class D            S&P 500       Lipper Large
                                                      Index(1)      Cap Growth
                                                                    Funds Index(2)
--------------------------------------------------------------------------------------
9.51%       8.51%      8.72%       9.64%              12.06%        11.03%
--------------------------------------------------------------------------------------

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See the Performance Summary for standardized performance information.

MARKET CONDITIONS

In the early stages of the 12-month period ended August 31, 2003, the long-anticipated economic recovery appeared reluctant to surface. Despite interest rates at historically low levels, corporate earnings failed to rebound as quickly as had been expected. Throughout the fiscal year, the economic data transmitted mixed signals regarding the economy's underlying strength. Investor confidence continued to waver during the early part of the period, aggravated by concerns about corporate governance and a perceived lack of balance-sheet integrity. Although the weakness in equities was fairly broad based, technology companies were hit especially hard as corporations trimmed their capital spending on equipment. In addition, downward earnings revisions continued to trouble the telecommunications sector. Investor sentiment was further dampened by geopolitical tensions leading up to the war in Iraq.

While these negative forces held investors' attention during most of the first three months of 2003, under the surface financial conditions were improving. An accommodative fiscal and monetary policy signaled to many that the economy might recover in the near future. Recognizing strong values among equities, investors began to return to the market by the end of March. The surprisingly quick resolution to the Iraq conflict triggered a strong market rally that by the end of the period saw the S&P 500 Index appreciate more than 25 percent from its mid-March lows. The defensive sectors and securities that had led during the bear market fell behind the more cyclical sectors as investors' expectations for the economy improved. As the market rallied, the best-performing groups were information technology, financials, consumer discretionary issues and telecommunications.

PERFORMANCE ANALYSIS

The Fund's underperformance of its benchmark can be attributed to an overweighting in health care and stock selection in other sectors. Within the consumer discretionary area, holdings in discount retailers plus travel and leisure had a negative effect. Select issues among aerospace and defense companies in the industrials sector also detracted from the Fund's relative performance.

Positive factors for the Fund included its overweighted allocation to information technology, which was among the leading sectors during this period. Within the energy sector, stock selection contributed to performance, particularly in the areas of energy drilling and service companies and integrated oil services. An underweighting in financials also helped the Fund's relative performance.

On September 30, 2003, at a special meeting of shareholders of Morgan Stanley Tax-Managed Growth Fund, a proposal to have the Fund's assets acquired by Morgan Stanley Growth Fund, pursuant to an Agreement and Plan of Reorganization, was approved.

Accordingly, shareholders will receive corresponding shares of Morgan Stanley Growth Fund equal to the value of their holdings in Morgan Stanley Tax-Managed Growth Fund as of the valuation date. Each shareholder of Morgan Stanley Tax-Managed Growth Fund will receive the same class of shares of Morgan Stanley Growth Fund as is currently held by the shareholder in that Fund on the valuation date. This transaction is considered a nontaxable event.

TOP 10 HOLDINGS
Microsoft Corp.                                      6.7%
General Electric Co.                                 4.2
Citigroup Inc.                                       3.7
Pfizer Inc.                                          3.7
Wal-Mart Stores, Inc.                                3.5
Intel Corp.                                          3.4
Cisco Systems, Inc.                                  2.9
Johnson & Johnson                                    2.2
American International Group, Inc.                   2.2
Amgen Inc.                                           2.2

TOP FIVE INDUSTRIES
Pharmaceuticals Major                               10.2%
Packaged Software                                    9.7
Semiconductors                                       6.8
Industrial Conglomerates                             6.2
Discount Stores                                      5.9

Data as of August 31, 2003. Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                        FUND PERFORMANCE AUGUST 31, 2003

                        PERFORMANCE OF $10,000 INVESTMENT


     Date                   Class A          Class B            Class C          Class D          S&P 500           Lipper
==================================================================================================================================
April 26, 2000              $9,475           $10,000            $10,000          $10,000          $10,000          $10,000
==================================================================================================================================
May 31, 2000                $8,982            $9,470             $9,470           $9,480           $9,739           $9,570
==================================================================================================================================
August 31, 2000             $9,911           $10,440            $10,440          $10,470          $10,432          $10,861
==================================================================================================================================
November 30, 2000           $7,968            $8,370             $8,370           $8,420           $9,064           $8,228
==================================================================================================================================
February 28, 2001           $7,192            $7,530             $7,530           $7,600           $8,571           $7,112
==================================================================================================================================
May 31, 2001                $7,116            $7,440             $7,440           $7,520           $8,710           $7,003
==================================================================================================================================
August 31, 2001             $6,320            $6,600             $6,600           $6,690           $7,888           $6,059
==================================================================================================================================
November 30, 2001           $6,633            $6,920             $6,920           $7,030           $7,957           $6,196
==================================================================================================================================
February 28, 2002           $6,225            $6,480             $6,480           $6,600           $7,757           $5,832
==================================================================================================================================
May 31, 2002                $5,874            $6,110             $6,100           $6,230           $7,505           $5,560
==================================================================================================================================
August 31, 2002             $4,984            $5,170             $5,160           $5,290           $6,470           $4,749
==================================================================================================================================
November 30, 2002           $5,126            $5,310             $5,300           $5,450           $6,644           $4,810
==================================================================================================================================
February 28, 2003           $4,576            $4,720             $4,720           $4,860           $5,998           $4,325
==================================================================================================================================
May 31, 2003                $5,183            $5,340             $5,340           $5,510           $6,901           $4,960
==================================================================================================================================
August 31, 2003             $5,458[+/+]       $5,498[+/+]        $5,610[+/+]      $5,800[+/+]      $7,250           $5,273
==================================================================================================================================

=====================================================================================
---- Class A --- Class B --- Class C --- Class D ---- S&P 500 (1) ----- Lipper (2)
=====================================================================================


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

            AVERAGE ANNUAL TOTAL RETURNS-PERIOD ENDED AUGUST 31, 2003
            ---------------------------------------------------------



                ================= =================== ================== ===================
                 CLASS A SHARES*   CLASS B SHARES **   CLASS C SHARES +   CLASS D SHARES ++
                    04/26/00           04/26/00           04/26/00           04/26/00
        Symbol       TGXAX              TGXBX              TGXCX              TGXDX
                ================= =================== ================== ===================

                ================= =================== ================== ===================
        1 Year      9.51   %(3)      8.51    %(3)        8.72    %(3)       9.64   %(3)
                ================= =================== ================== ===================
                    3.76   (4)       3.51    (4)         7.72     (4)
                ================= =================== ================== ===================


                ================= =================== ================== ===================
Since Inception   (15.20)  (3)      (15.87)  (3)        (15.87)   (3)     (15.03)  (3)
                ================= =================== ================== ===================
                  (16.56)  (4)      (16.37)  (4)        (15.87)   (4)
                ================= =================== ================== ===================



                         After-Tax Returns
               =======================================
                Distribution    Distribution and Sale
               ================ ======================
                CLASS B SHARES      CLASS B SHARES
                   04/26/00           04/26/00
         Symbol      TGXBX              TGXBX
               ================ ======================

               ================ ======================
         1 Year    -                   -
               ================ ======================
                 3.51  %(4)(5)        2.28  %(4)(6)
               ================ ======================


               ================ ======================
Since Inception   -                    -
               ================ ======================
               (16.37)  (4)(5)      (13.43)  (4)(6)
               ================ ======================


1.) The Standard and Poor's 500 Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2.) The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

3.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

4.) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's prospectus for complete details on fees and sales charges.

5.)    SEC standardized after-tax total return on distributions.

6.) SEC standardized after-tax total return on distributions and sale of fund shares.

*      The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++     Class D has no sales charge.

[+/+]  Closing value assuming a complete redemption on August 31, 2003.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003


NUMBER OF
  SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
                 COMMON STOCKS (96.5%)
                 Apparel/Footwear Retail (0.9%)
  13,000         Abercrombie & Fitch Co. (Class A)                *           $    395,720
  12,600         TJX Companies, Inc. (The)                                         272,916
                                                                               ------------
                                                                                   668,636
                                                                               ------------
                 Beverages: Non-Alcoholic (1.3%)
  23,475         Coca-Cola Co. (The)                                             1,021,632
                                                                               ------------

                 Biotechnology (3.3%)
  23,095         Amgen Inc.                                       *              1,521,960
   3,975         Celgene Corp.                                    *                152,998
   6,325         Gilead Sciences, Inc.                            *                421,877
   9,200         IDEC Pharmaceuticals Corp.                       *                319,700
                                                                              ------------
                                                                                 2,416,535
                                                                               ------------
                 Broadcasting (2.9%)
  16,700         Citadel Broadcasting Corp.                                        368,736
  25,850         Clear Channel Communications, Inc.               *              1,166,352
  13,225         Univision Communications Inc. (Class A)          *                495,805
                                                                               ------------
                                                                                 2,030,893
                                                                               ------------
                 Cable/Satellite TV (1.3%)
  16,975         Comcast Corp. (Class A)                          *                505,006
  10,900         EchoStar Communications Corp. (Class A)          *                402,210
                                                                               ------------
                                                                                   907,216
                                                                               ------------
                 Computer Communications (3.7%)
 107,575         Cisco Systems, Inc.                              *              2,060,061
   8,200         Emulex Corp.                                     *                198,522
  22,000         Juniper Networks, Inc.                           *                378,840
                                                                               ------------
                                                                                 2,637,423
                                                                               ------------
                 Computer Peripherals (0.4%)
  20,175         EMC Corp.                                        *                257,231
                                                                               ------------

                 Computer Processing Hardware (2.0%)
  33,975         Dell Inc.                                                       1,108,604
  14,200         Hewlett-Packard Co.                                               282,864
                                                                               ------------
                                                                                 1,391,468
                                                                               ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003


NUMBER OF
  SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
                 Data Processing Services (0.7%)
  12,550         First Data Corp.                                             $      481,920
                                                                               --------------

                 Department Stores (0.5%)
   5,525         Kohl's Corp.                                    *                   349,456
                                                                               --------------

                 Discount Stores (5.9%)
   9,475         Costco Wholesale Corp.                          *                   304,053
  15,800         Dollar Tree Stores, Inc.                        *                   619,834
  17,600         Target Corp.                                                        714,560
  42,175         Wal-Mart Stores, Inc.                                             2,495,495
                                                                               --------------
                                                                                   4,133,942
                                                                               --------------
                 Drugstore Chains (0.5%)
  9,900          Walgreen Co.                                                        322,443
                                                                               --------------

                 Electrical Products (0.3%)
  3,400          Emerson Electric Co.                                                189,584
                                                                               --------------

                 Electronic Components (1.2%)
   4,500         Amphenol Corp. (Class A)                        *                   245,385
  21,900         Flextronics International, Ltd. (Singapore)     *                   295,431
  11,420         Jabil Circuit, Inc.                             *                   321,473
                                                                               --------------
                                                                                     862,289
                                                                               --------------
                 Electronic Production Equipment (2.0%)
  48,850         Applied Materials, Inc.                         *                 1,055,160
   8,950         Novellus Systems, Inc.                          *                   357,642
                                                                               --------------
                                                                                   1,412,802
                                                                               --------------
                 Financial Conglomerates (5.7%)
  21,000         American Express Co.                                                946,050
  60,241         Citigroup Inc.                                                    2,611,447
  13,400         J.P. Morgan Chase & Co.                                             458,548
                                                                               --------------
                                                                                   4,016,045
                                                                               --------------
                 Food: Major Diversified (1.5%)
  24,470         PepsiCo, Inc.                                                     1,089,894
                                                                               --------------


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003


NUMBER OF
  SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
                 Home Improvement Chains (2.1%)
  29,310         Home Depot, Inc. (The)                                       $      942,610
   9,400         Lowe's Companies, Inc.                                              515,684
                                                                               --------------
                                                                                   1,458,294
                                                                               --------------
                 Hospital/Nursing Management (0.2%)
   7,800         Health Management Associates, Inc. (Class A)                        173,784
                                                                               --------------

                 Household/Personal Care (2.8%)
  10,450         Colgate-Palmolive Co.                                               577,676
  16,425         Procter & Gamble Co. (The)                                        1,433,738
                                                                               --------------
                                                                                   2,011,414
                                                                               --------------
                 Industrial Conglomerates (6.2%)
  10,000         3M Co.                                                            1,424,700
  99,400         General Electric Co.                                              2,939,258
                                                                               --------------
                                                                                   4,363,958
                                                                               --------------
                 Information Technology Services (1.4%)
  10,700         International Business Machines Corp.                               877,507
   6,700         PeopleSoft, Inc.                                *                   121,270
                                                                               --------------
                                                                                     998,777
                                                                               --------------
                 Integrated Oil (2.1%)
  38,500         Exxon Mobil Corp.                                                 1,451,450
                                                                               --------------

                 Internet Retail (0.9%)
  16,425         InterActiveCorp.                                *                   607,889
                                                                               --------------

                 Internet Software/Services (0.9%)
  24,300         Siebel Systems, Inc.                            *                   244,944
  11,400         Yahoo! Inc.                                     *                   380,760
                                                                               --------------
                                                                                     625,704
                                                                               --------------
                 Investment Banks/Brokers (1.4%)
   7,750         Goldman Sachs Group, Inc. (The)                                     685,798
  25,800         Schwab (Charles) Corp. (The)                                        280,188
                                                                               --------------
                                                                                     965,986
                                                                               --------------
                 Life/Health Insurance (0.7%)
  15,100         AFLAC, Inc.                                                         483,351
                                                                               --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003

NUMBER OF
  SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
                 Major Banks (2.1%)
  22,650         Bank of New York Co., Inc. (The)                             $     666,363
  15,750         Wells Fargo & Co.                                                  789,705
                                                                               -------------
                                                                                  1,456,068
                                                                               -------------
                 Managed Health Care (1.0%)
  14,350         UnitedHealth Group Inc.                                            709,321
                                                                               -------------

                 Media Conglomerates (1.3%)
  20,570         Viacom, Inc. (Class B) (Non-Voting)                                925,650
                                                                               -------------

                 Medical Distributors (0.5%)
   6,300         AmerisourceBergen Corp.                                            366,723
                                                                               -------------

                 Medical Specialties (1.8%)
   7,100         Boston Scientific Corp.                         *                  426,710
  10,250         Medtronic, Inc.                                                    508,195
   6,075         St. Jude Medical, Inc.                          *                  316,325
                                                                               -------------
                                                                                  1,251,230
                                                                               -------------
                 Multi-Line Insurance (2.2%)
  25,975         American International Group, Inc.                               1,547,331
                                                                               -------------

                 Oilfield Services/Equipment (2.2%)
  11,725         Baker Hughes Inc.                                                  392,319
  12,500         BJ Services Co.                                 *                  467,125
  17,180         Smith International, Inc.                       *                  671,566
                                                                               -------------
                                                                                  1,531,010
                                                                               -------------
                 Other Consumer Services (1.2%)
  12,400         eBay Inc.                                       *                  688,572
   3,835         Weight Watchers International, Inc.             *                  166,247
                                                                               -------------
                                                                                    854,819
                                                                               -------------
                 Packaged Software (9.7%)
  10,100         Adobe Systems Inc.                                                 392,183
   5,000         Mercury Interactive Corp.                       *                  219,450
 177,500         Microsoft Corp.                                                  4,707,300
  64,675         Oracle Corp.                                    *                  826,547


    SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003

NUMBER OF
  SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
   6,340         Symantec Corp.                                  *            $     364,106
   9,050         Veritas Software Corp.                          *                  312,044
                                                                               -------------
                                                                                  6,821,630
                                                                               -------------
                 Pharmaceuticals: Major (10.2%)
  14,800         Abbott Laboratories                                                596,440
  31,775         Johnson & Johnson                                                1,575,405
  11,900         Lilly (Eli) & Co.                                                  791,707
  14,850         Merck & Co., Inc.                                                  747,252
  87,210         Pfizer Inc.                                                      2,609,323
  21,225         Wyeth, Inc.                                                        909,491
                                                                               -------------
                                                                                  7,229,618
                                                                               -------------
                 Publishing: Newspapers (0.4%)
   3,750         Gannett Co., Inc.                                                  294,075
                                                                               -------------

                 Restaurants (0.9%)
  11,300         McDonald's Corp.                                                   253,346
  13,775         Yum! Brands, Inc.                               *                  408,429
                                                                               -------------
                                                                                    661,775
                                                                               -------------
                 Semiconductors (6.8%)
  12,400         Analog Devices, Inc.                            *                  508,400
   7,000         Broadcom Corp. (Class A)                        *                  192,360
  84,575         Intel Corp.                                                      2,420,537
  10,700         Linear Technology Corp.                                            441,054
   8,150         Maxim Integrated Products, Inc.                                    366,017
  27,725         Texas Instruments Inc.                                             661,241
   6,000         Xilinx, Inc.                                    *                  185,040
                                                                               -------------
                                                                                  4,774,649
                                                                               -------------

                 Specialty Stores (1.0%)
   9,800         Bed Bath & Beyond Inc.                          *                  421,708
   6,450         Tiffany & Co.                                                      251,034
                                                                               -------------
                                                                                    672,742
                                                                               -------------
                 Telecommunication Equipment (2.1%)
  45,900         Nokia Corp. (ADR) (Finland)                                        747,711
  12,900         QUALCOMM Inc.                                                      532,512
   4,400         UTStarcom, Inc.                                 *                  189,024
                                                                               -------------
                                                                                  1,469,247
                                                                               -------------


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003

NUMBER OF
  SHARES                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunications (0.3%)
  22,200         AT&T Wireless Services Inc.                                               *                        $      191,364
                                                                                                                     --------------

                 TOTAL COMMON STOCKS
                   (Cost $64,716,986)                                                                                   68,087,268
                                                                                                                     --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
-----------------
                 SHORT-TERM INVESTMENT (4.8%)
                 REPURCHASE AGREEMENT
  $3,412         Joint repurchase agreement account 1.05% due 09/02/03 (dated 08/29/03;
                  proceeds $3,412,398) (a) (cost $3,412,000)                                                             3,412,000
                                                                                                                     --------------



                 TOTAL INVESTMENTS (b)
                   (Cost $68,128,986)                                                                  101.3%           71,499,268

                 LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (1.3)             (911,111)
                                                                                                      --------       --------------

                 NET ASSETS                                                                            100.0%          $70,588,157
                                                                                                      ========       ==============


-----------------
     ADR    American Depository Receipt.
      *     Non-income producing security.
     (a)    Collateralized by federal agency and U.S. Treasury obligations.
     (b)    The aggregate cost for federal income tax purposes is $75,958,068.
            The aggregate gross unrealized appreciation is $6,030,598 and the aggregate gross unrealized depreciation is $10,489,398, resulting in net unrealized depreciation of $4,458,800.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003


ASSETS:
Investments in securities, at value
               (cost $68,128,986)                                           $     71,499,268
Receivable for:

               Investments sold                                                       83,214
               Dividends                                                              67,295
               Shares of beneficial interest sold                                     35,404

Prepaid expenses and other assets                                                     20,152

                                                                             ----------------
                    TOTAL ASSETS                                                  71,705,333
                                                                             ----------------
LIABILITIES:
Payable for:

               Investments purchased                                                 817,564
               Shares of beneficial interest redeemed                                109,113
               Distribution fee                                                       51,785
               Investment management fee                                              50,305

Accrued expenses and other payables                                                   88,409
                                                                             ----------------
                    TOTAL LIABILITIES                                              1,117,176
                                                                             ----------------

                    NET ASSETS                                              $     70,588,157
                                                                             ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                             $    150,200,529
Net unrealized appreciation                                                        3,370,282
Accumulated net realized loss                                                    (82,982,654)
                                                                             ----------------
                    NET ASSETS                                              $     70,588,157
                                                                             ================
CLASS A SHARES:
Net Assets                                                                        $7,213,112
Shares Outstanding (unlimited authorized, $.01 par value)                          1,253,944
               NET ASSET VALUE PER SHARE                                               $5.75
                                                                                       -----

               MAXIMUM OFFERING PRICE PER SHARE,
                    (net asset value plus 5.54% of net asset value)                    $6.07
                                                                                       -----
CLASS B SHARES:
Net Assets                                                                       $51,979,826
Shares Outstanding (unlimited authorized, $.01 par value)                          9,267,244
               NET ASSET VALUE PER SHARE                                               $5.61
                                                                                       -----

CLASS C SHARES:
Net Assets                                                                        $7,856,871
Shares Outstanding (unlimited authorized, $.01 par value)                          1,402,260
               NET ASSET VALUE PER SHARE                                               $5.60
                                                                                       -----

CLASS D SHARES:
Net Assets                                                                        $3,538,348
Shares Outstanding (unlimited authorized, $.01 par value)                            610,320
               NET ASSET VALUE PER SHARE                                               $5.80
                                                                                       -----

                        See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
Financial Statements, continued


STATEMENT OF OPERATIONS
For the year ended August 31, 2003


NET INVESTMENT LOSS:
INCOME:
Dividends                                                                   $        867,519
Interest                                                                              25,980
                                                                             ----------------

               TOTAL INCOME                                                          893,499

                                                                             ----------------
EXPENSES
Investment management fee                                                            619,028
Distribution fee (Class A shares)                                                     16,964
Distribution fee (Class B shares)                                                    546,974
Distribution fee (Class C shares)                                                     81,729
Transfer agent fees and expenses                                                     116,642
Professional fees                                                                    101,957
Registration fees                                                                     40,878
Shareholder reports and notices                                                       78,807
Trustees' fees and expenses                                                           12,485
Other                                                                                  7,355
                                                                             ----------------
                    TOTAL EXPENSES                                                 1,622,819
                                                                             ----------------

                    NET INVESTMENT LOSS                                             (729,320)
                                                                             ----------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                     42,881
Net change in unrealized depreciation                                              6,173,078
                                                                             ----------------
                    NET GAIN                                                       6,215,959
                                                                             ----------------
NET INCREASE                                                                $      5,486,639
                                                                             ================



                        See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
Financial Statements, continued


STATEMENT OF CHANGES IN NET ASSETS



                                                                                FOR THE YEAR          FOR THE YEAR
                                                                                   ENDED                 ENDED
                                                                              AUGUST 31, 2003       AUGUST 31, 2002
                                                                              ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                                 $(729,320)        $(1,299,809)
Net realized gain/loss                                                                 42,881         (34,998,313)
Net change in unrealized depreciation                                               6,173,078          11,573,741
                                                                              ----------------     ---------------

                     NET INCREASE (DECREASE)                                        5,486,639         (24,724,381)
                                                                              ----------------     ---------------

Net decrease from transactions in shares of beneficial interest                   (16,829,486)        (19,880,665)
                                                                              ----------------     ---------------

                     NET DECREASE                                                 (11,342,847)        (44,605,046)
NET ASSETS:
Beginning of period                                                                81,931,004         126,536,050
                                                                              ----------------     ---------------

End of Period                                                                     $70,588,157         $81,931,004
                                                                              ================     ===============


                        See Notes to Financial Statements

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS | August 31, 2003


1. Organization and Accounting Policies

Morgan Stanley Tax-Managed Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital on an after-tax basis. The Fund seeks to achieve its objective by investing primarily in common stocks of companies having stock market values or capitalizations of at least $1 billion. The Fund was organized as a Massachusetts business trust on December 27, 1999 and commenced operations on April 26, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS | August 31, 2003 (continued)

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


E. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.85% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $247,611 for the year ended August 31, 2003.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,059,289 at August 31, 2003 .

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS | August 31, 2003 (continued)

reimbursed in the subsequent calendar year. For the year ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $220,829 and $1,079, respectively and received $1,219 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2003 aggregated $103,841,364, and $120,524,001, respectively.

For the year ended August 31, 2003, the Fund incurred brokerage commissions of $273, with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $600.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                                       FOR THE YEAR                 FOR THE YEAR
                                                          ENDED                        ENDED
                                                      AUGUST 31, 2003             AUGUST 31, 2002
                                              ----------------------------------------------------------
                                                 SHARES          AMOUNT        SHARES          AMOUNT
                                              -----------    -------------  ------------   -------------
CLASS A SHARES
Sold.................................             72,956         $383,084       168,089      $1,066,051
Redeemed............................            (153,238)        (797,687)     (337,699)     (2,175,941)
                                              -----------    -------------  ------------   -------------
Net decrease - Class A.............              (80,282)        (414,603)     (169,610)     (1,109,890)
                                              -----------    -------------  ------------   -------------

CLASS B SHARES
Sold.................................            835,435        4,211,545     1,740,641      11,217,507
Redeemed.............................         (3,607,264)     (18,383,119)   (4,649,866)    (28,638,577)
                                              -----------    -------------  ------------   -------------
Net decrease - Class B.............           (2,771,829)     (14,171,574)   (2,909,225)    (17,421,070)
                                              -----------    -------------  ------------   -------------

CLASS C SHARES
Sold.................................            197,306        1,008,705       254,887       1,686,226
Redeemed.............................           (660,140)      (3,362,585)     (775,797)     (4,825,525)
                                              -----------    -------------  ------------   -------------
Net decrease - Class C...............           (462,834)      (2,353,880)     (520,910)     (3,139,299)
                                              -----------    -------------  ------------   -------------

CLASS D SHARES
Sold.................................            209,929        1,098,835       407,295       2,576,910
Redeemed.............................           (189,067)        (988,264)     (121,757)       (787,316)
                                              -----------    -------------  ------------   -------------
Net increase - Class D...............             20,862          110,571       285,538       1,789,594
                                              -----------    -------------  ------------   -------------
Net decrease in Fund.................         (3,294,083)    $(16,829,486)   (3,314,207)   $(19,880,665)
                                              ===========    =============  ============   =============

MORGAN STANLEY TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS | August 31, 2003 (continued)

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                 -
Capital loss carryforward*         ($71,339,842)
Post-October losses                  (3,813,730)
Net unrealized depreciation          (4,458,800)
                                   -------------

Total accumulated losses           ($79,612,372)
                                   =============


* As of August 31, 2003, the Fund had a net capital loss carryforward of $71,339,842 of which $10,033,539 will expire on August 31, 2009, $36,801,337 will expire on August 31, 2010 and $24,504,966 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $729,320.

7.  Subsequent Event - Fund Merger

On October 6, 2003, the Fund was acquired by Morgan Stanley Growth Fund ("Growth") based on the respective valuations as of the close of business on October 3, 2003 pursuant to a Plan of Reorganization approved by the shareholders of the Fund on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 548,767 Class A shares of Growth at a net asset value of $11.25 per share for 1,051,726 Class A shares of the Fund; 4,737,274 Class B shares of Growth at a net asset value of $10.82 per share for 8,961,067 Class B shares of the Fund; 727,742 Class C shares of Growth at a net asset value of $10.67 per share for 1,359,896 Class C shares of the Fund; and 280,143 Class D shares of Growth at a net asset value of $11.45 per share for 541,830 Class D shares of the Fund. The net assets of Growth and the Fund immediately before the acquisition were $645,940,274 and $68,397,350, respectively, including unrealized appreciation of $4,195,785 for the Fund. Immediately after the acquisition, the combined net assets of Growth amounted to $714,337,624.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR YEAR ENDED AUGUST 31,          APRIL 26, 2000*
                                                        ----------------------------------------------          THROUGH
                                                           2003              2002             2001         AUGUST 31, 2000
                                                        ----------       ----------        ---------      ------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................       $5.26            $6.67           $10.46                  $10.00
                                                        ----------       ----------        ---------      ------------------

Income (loss) from investment operations:
   Net investment loss [+/+].........................       (0.02)           (0.03)           (0.04)                  (0.02)
   Net realized and unrealized gain (loss)...........        0.51            (1.38)           (3.75)                   0.48
                                                        ----------       ----------        ---------      ------------------

Total income (loss) from investment operations.......        0.49            (1.41)           (3.79)                   0.46
                                                        ----------       ----------        ---------      ------------------

Net asset value, end of period.......................       $5.75            $5.26            $6.67                  $10.46
                                                        ==========       ==========        =========      ==================

TOTAL RETURN +.......................................        9.51 %         (21.14)%         (36.23)%                  4.60 %(1)

RATIOS TO AVERAGE NET NET ASSETS (3):
Expenses.............................................        1.59 %           1.37 %           1.35 %                  1.46 %(2)
Net investment loss..................................       (0.36)%          (0.49)%          (0.55)%                 (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............      $7,213           $7,016          $10,036                 $18,695
Portfolio turnover rate .............................         149 %            112 %             78 %                    17 %(1)




-------------------------------
    *     Commencement of operations.
   [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1)    Not annualized.
   (2)    Annualized.
   (3) Reflects overall Fund ratios for investment income and non-class specific expenses.




                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS continued




                                                                                                             FOR THE PERIOD
                                                                   FOR THE YEAR ENDED AUGUST 31,            APRIL 26, 2000*
                                                         ----------------------------------------------         THROUGH
                                                            2003            2002              2001          AUGUST 31, 2000
                                                         ----------      ----------        ----------      -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period................         $5.16           $6.60            $10.44                 $10.00
                                                         ----------      ----------        ----------      -----------------

Income (loss) from investment operations:
   Net investment loss [+/+]........................         (0.06)          (0.08)            (0.11)                 (0.04)
   Net realized and unrealized gain (loss)..........          0.51           (1.36)            (3.73)                  0.48
                                                         ----------      ----------        ----------      -----------------

Total income (loss) from investment operations......          0.45           (1.44)            (3.84)                  0.44
                                                         ----------      ----------        ----------      -----------------

Net asset value, end of period......................         $5.61           $5.16             $6.60                 $10.44
                                                         ==========      ==========        ==========      =================

TOTAL RETURN +......................................          8.51 %        (21.67)%          (36.78)%                 4.40 % (1)

RATIOS TO AVERAGE NET NET ASSETS (3):
Expenses............................................          2.34 %          2.12 %            2.15 %                 2.21 % (2)
Net investment loss.................................         (1.11)%         (1.24)%           (1.35)%                (1.21)% (2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............       $51,980         $62,175           $98,710               $136,498
Portfolio turnover rate ............................           149 %           112 %              78 %                   17 % (1)

-------------------------------
    *     Commencement of operations.
   [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1)    Not annualized.
   (2)    Annualized.
   (3) Reflects overall Fund ratios for investment income and non-class specific expenses.




                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS continued




                                                                                                           FOR THE PERIOD
                                                                  FOR THE YEAR ENDED AUGUST 31,            APRIL 26, 2000*
                                                       -----------------------------------------------          THROUGH
                                                           2003             2002               2001       AUGUST 31, 2000
                                                       ------------     -----------        -----------    ------------------
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................       $5.16           $6.60             $10.44                $10.00
                                                       ------------     -----------        -----------    ------------------

Income (loss) from investment operations:
   Net investment loss [+/+]..........................       (0.06)          (0.08)             (0.11)                (0.04)
   Net realized and unrealized gain (loss)............        0.50           (1.36)             (3.73)                 0.48
                                                       ------------     -----------        -----------    ------------------

Total income (loss) from investment operations........        0.44           (1.44)             (3.84)                 0.44
                                                       ------------     -----------        -----------    ------------------

Net asset value, end of period........................       $5.60           $5.16              $6.60                $10.44
                                                       ============     ===========        ===========    ==================

TOTAL RETURN +........................................        8.72 %        (21.82)%           (36.78)%                4.40 % (1)

RATIOS TO AVERAGE NET NET ASSETS (3):
Expenses..............................................        2.34 %          2.12 %             2.15 %                2.21 % (2)
Net investment loss...................................       (1.11)%         (1.24)%            (1.35)%               (1.21)% (2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............      $7,857          $9,624            $15,756               $27,133
Portfolio turnover rate ..............................         149 %           112 %               78 %                  17 % (1)


-------------------------------
    *     Commencement of operations.
   [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1)    Not annualized.
   (2)    Annualized.
   (3) Reflects overall Fund ratios for investment income and non-class specific expenses.




                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS continued



                                                                                                              FOR THE PERIOD
                                                            FOR THE YEAR ENDED AUGUST 31,                    APRIL 26, 2000*
                                                     -------------------------------------------------          THROUGH
                                                         2003               2002               2001         AUGUST 31, 2000
                                                     ------------       -----------        -----------      ------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................      $5.29             $6.69             $10.47                  $10.00
                                                     ------------       -----------        -----------      ------------------

Income (loss) from investment operations:
   Net investment loss [+/+].........................      (0.01)            (0.01)             (0.03)                  (0.01)
   Net realized and unrealized gain (loss)...........       0.52             (1.39)             (3.75)                   0.48
                                                     ------------       -----------        -----------      ------------------

Total income (loss) from investment operations.......       0.51             (1.40)             (3.78)                   0.47
                                                     ------------       -----------        -----------      ------------------

Net asset value, end of period.......................      $5.80             $5.29              $6.69                  $10.47
                                                     ============       ===========        ===========      ==================

TOTAL RETURN +.......................................       9.64 %          (20.93)%           (36.10)%                  4.70 % (1)

RATIOS TO AVERAGE NET NET ASSETS (3):
Expenses.............................................       1.34 %            1.12 %             1.15 %                  1.21 % (2)
Net investment loss..................................      (0.11)%           (0.24)%            (0.35)%                 (0.21)% (2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............     $3,538            $3,116             $2,034                    $314
Portfolio turnover rate .............................        149 %             112 %               78 %                    17 % (1)



-------------------------------
    *     Commencement of operations.
   [+/+]   The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
   (1)    Not annualized.
   (2)    Annualized.
   (3) Reflects overall Fund ratios for investment income and non-class specific expenses.




                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TAX-MANAGED GROWTH FUND
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Tax-Managed Growth Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Managed Growth Fund (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Managed Growth Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
New York, New York
October 21, 2003

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                         TERM OF
                                                       OFFICE AND
                                        POSITION(S)     LENGTH OF
       NAME, AGE AND ADDRESS OF          HELD WITH        TIME
          INDEPENDENT TRUSTEE            REGISTRANT      SERVED*
-------------------------------------- ------------- --------------
Michael Bozic (62)                     Trustee       Since
c/o Mayer, Brown, Rowe & Maw LLP                     April 1994
Counsel to the Independent Directors
1675 Broadway
New York, NY
















Edwin J. Garn (70)                     Trustee       Since
c/o Summit Ventures LLC                              January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT












Wayne E. Hedien (69)                   Trustee       Since
c/o Mayer, Brown, Rowe & Maw LLP                     September
Counsel to the Independent Directors                 1997
1675 Broadway
New York, NY



                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND
                                                                                    COMPLEX
                                                                                   OVERSEEN
       NAME, AGE AND ADDRESS OF                 PRINCIPAL OCCUPATION(S)               BY
          INDEPENDENT TRUSTEE                    DURING PAST 5 YEARS**            TRUSTEE***   OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------- ----------------------------------------- ------------ ------------------------------------
Michael Bozic (62)                     Retired; Director or Trustee of the           216      Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw LLP       Retail Funds and TCW/DW Term Trust                     Corporation.
Counsel to the Independent Directors   2003 (since April 1994) and the
1675 Broadway                          Institutional Funds (since July 2003);
New York, NY                           formerly Vice Chairman of Kmart
                                       Corporation (December 1998-October
                                       2000), Chairman and Chief Executive
                                       Officer of Levitz Furniture Corporation
                                       (November 1995-November 1998)
                                       and President and Chief Executive
                                       Officer of Hills Department Stores
                                       (May 1991-July 1995); formerly
                                       variously Chairman, Chief Executive
                                       Officer, President and Chief Operating
                                       Officer (1987-1991) of the Sears
                                       Merchandise Group of Sears, Roebuck
                                       & Co.

Edwin J. Garn (70)                     Director or Trustee of the Retail Funds       216      Director of Franklin Covey (time
c/o Summit Ventures LLC                and TCW/DW Term Trust 2003 (since                      management systems), BMW Bank
1 Utah Center                          January 1993) and the Institutional                    of North America, Inc. (industrial
201 S. Main Street                     Funds (since July 2003); member of                     loan corporation), United Space
Salt Lake City, UT                     the Utah Regional Advisory Board of                    Alliance (joint venture between
                                       Pacific Corp.; formerly United States                  Lockheed Martin and the Boeing
                                       Senator (R-Utah) (1974-1992) and                       Company) and Nuskin Asia Pacific
                                       Chairman, Senate Banking Committee                     (multilevel marketing); member of
                                       (1980-1986), Mayor of Salt Lake City,                  the board of various civic and
                                       Utah (1971-1974), Astronaut, Space                     charitable organizations.
                                       Shuttle Discovery (April 12-19, 1985),
                                       and Vice Chairman, Huntsman
                                       Corporation (chemical company).

Wayne E. Hedien (69)                   Retired; Director or Trustee of the           216      Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw LLP       Retail Funds and TCW/DW Term Trust                     (private mortgage insurance);
Counsel to the Independent Directors   2003; (Since September 1997) and                       Trustee and Vice Chairman of The
1675 Broadway                          the Institutional Funds (since July                    Field Museum of Natural History;
New York, NY                           2003); formerly associated with the                    director of various other business
                                       Allstate Companies (1966-1994),                        and charitable organizations.
                                       most recently as Chairman of The
                                       Allstate Corporation (March
                                       1993-December 1994) and Chairman
                                       and Chief Executive Officer of its
                                       wholly-owned subsidiary, Allstate
                                       Insurance Company (July
                                       1989-December 1994).

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                         TERM OF
                                                       OFFICE AND
                                         POSITION(S)    LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (54)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
2099 Pennsylvania
Avenue, N.W.
Suite 950
Washington, D.C.










Joseph J. Kearns (61)                   Trustee       Since
PMB754                                                July 2003
23852 Pacific Coast Highway
Malibu, CA








Michael E. Nugent (67)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
445 Park Avenue
New York, NY





Fergus Reid (71)                        Trustee       Since
85 Charles Colman Blvd.                               July 2003
Pawling, NY



                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX
                                                                                    OVERSEEN
        NAME, AGE AND ADDRESS OF                 PRINCIPAL OCCUPATION(S)               BY
          INDEPENDENT TRUSTEE                     DURING PAST 5 YEARS**            TRUSTEE***
--------------------------------------- ----------------------------------------- ------------
Dr. Manuel H. Johnson (54)              Chairman of the Audit Committee and           216
c/o Johnson Smick International, Inc.   Director or Trustee of the Retail Funds
2099 Pennsylvania                       and TCW/DW Term Trust 2003 (since
Avenue, N.W.                            July 1991) and the Institutional Funds
Suite 950                               (since July 2003); Senior Partner,
Washington, D.C.                        Johnson Smick International, Inc., a
                                        consulting firm; Co-Chairman and a
                                        founder of the Group of Seven Council
                                        (G7C), an international economic
                                        commission; formerly Vice Chairman
                                        of the Board of Governors of the
                                        Federal Reserve System and Assistant
                                        Secretary of the U.S. Treasury.

Joseph J. Kearns (61)                   Deputy Chairman of the Audit                  217
PMB754                                  Committee and Director or Trustee of
23852 Pacific Coast Highway             the Retail Funds and TCW/DW Term
Malibu, CA                              Trust 2003 (since July 2003) and the
                                        Institutional Funds (since August
                                        1994); previously Chairman of the
                                        Audit Committee of the Institutional
                                        Funds (October 2001-July 2003);
                                        President, Kearns & Associates LLC
                                        (investment consulting); formerly CFO
                                        of the J. Paul Getty Trust.

Michael E. Nugent (67)                  Chairman of the Insurance Committee           216
c/o Triumph Capital, L.P.               and Director or Trustee of the Retail
445 Park Avenue                         Funds and TCW/DW Term Trust 2003
New York, NY                            (since July 1991) and the Institutional
                                        Funds (since July 2001); General
                                        Partner of Triumph Capital, L.P., a
                                        private investment partnership;
                                        formerly Vice President, Bankers Trust
                                        Company and BT Capital Corporation
                                        ( 1984-1988).

Fergus Reid (71)                        Chairman of the Governance                    217
85 Charles Colman Blvd.                 Committee and Director or Trustee of
Pawling, NY                             the Retail Funds and TCW/DW Term
                                        Trust 2003 (since July 2003) and the
                                        Institutional Funds (since June 1992);
                                        Chairman of Lumelite Plastics
                                        Corporation.



        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE             OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- --------------------------------------
Dr. Manuel H. Johnson (54)              Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.   construction); Chairman and Trustee
2099 Pennsylvania                       of the Financial Accounting
Avenue, N.W.                            Foundation (oversight organization
Suite 950                               of the Financial Accounting
Washington, D.C.                        Standards Board); Director of RBS
                                        Greenwich Capital Holdings (financial
                                        holding company).







Joseph J. Kearns (61)                   Director of Electro Rent Corporation
PMB754                                  (equipment leasing), The Ford Family
23852 Pacific Coast Highway             Foundation, and the UCLA
Malibu, CA                              Foundation.






Michael E. Nugent (67)                  Director of various business
c/o Triumph Capital, L.P.               organizations.
445 Park Avenue
New York, NY






Fergus Reid (71)                        Trustee and Director of certain
85 Charles Colman Blvd.                 investment companies in the
Pawling, NY                             JPMorgan Funds complex managed
                                        by JP Morgan Investment
                                        Management Inc.

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:



                                                TERM OF
                                              OFFICE AND
                                POSITION(S)    LENGTH OF
   NAME, AGE AND ADDRESS OF      HELD WITH       TIME
      INDEPENDENT TRUSTEE        REGISTRANT     SERVED*
------------------------------ ------------- ------------
Charles A. Fiumefreddo (70)    Chairman of   Since
c/o Morgan Stanley Trust       the Board     July 1991
Harborside Financial Center,   and Trustee
Plaza Two,
Jersey City, NJ


James F. Higgins (55)          Trustee       Since
c/o Morgan Stanley Trust                     June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ












Philip J. Purcell (60)         Trustee       Since
1585 Broadway                                April 1994
New York, NY



                                                                           NUMBER OF
                                                                          PORTFOLIOS
                                                                            IN FUND
                                                                            COMPLEX
                                                                           OVERSEEN
   NAME, AGE AND ADDRESS OF             PRINCIPAL OCCUPATION(S)               BY
      INDEPENDENT TRUSTEE                DURING PAST 5 YEARS**            TRUSTEE***   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ ----------------------------------------- ------------ ------------------------------------
Charles A. Fiumefreddo (70)    Chairman and Director or Trustee of           216      None
c/o Morgan Stanley Trust       the Retail Funds and TCW/DW Term
Harborside Financial Center,   Trust 2003 (since July 1991) and the
Plaza Two,                     Institutional Funds (since July 2003);
Jersey City, NJ                formerly Chief Executive Officer of the
                               Retail Funds and the TCW/DW Term
                               Trust 2003 (until September 2002).

James F. Higgins (55)          Director or Trustee of the Retail Funds       216      Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust       and TCW/DW Term Trust 2003 (since                      The Equitable Life Assurance
Harborside Financial Center,   June 2000) and the Institutional Funds                 Society of the United States
Plaza Two,                     (since July 2003); Senior Advisor of                   (financial services).
Jersey City, NJ                Morgan Stanley (since August 2000);
                               Director of the Distributor and Dean
                               Witter Realty Inc.; previously President
                               and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), and
                               President and Chief Operating Officer
                               of Individual Securities of Morgan
                               Stanley (February 1997-May 1999).

Philip J. Purcell (60)         Director or Trustee of the Retail Funds       216      Director of American Airlines, Inc.
1585 Broadway                  and TCW/DW Term Trust 2003 (since                      and its parent company, AMR
New York, NY                   April 1994) and the Institutional Funds                Corporation.
                               (since July 2003); Chairman of the
                               Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan
                               Stanley DW Inc.; Director of the
                               Distributor; Chairman of the Board of
                               Directors and Chief Executive Officer of
                               Novus Credit Services Inc.; Director
                               and/or officer of various Morgan
                               Stanley subsidiaries.

------------
    * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
   ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
  *** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                        TERM OF
                                                      OFFICE AND
                                  POSITION(S)          LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH             TIME
      EXECUTIVE OFFICER            REGISTRANT           SERVED*
----------------------------- ------------------- ------------------
Mitchell M. Merin (50)        President           Since May 1999
1221 Avenue of the Americas
New York, NY





Ronald E. Robison (64)        Executive Vice      Since April 2003
1221 Avenue of the Americas   President and
New York, NY                  Principal
                              Executive Officer




Barry Fink (48)               Vice President      Since
1221 Avenue of the Americas   and General         February 1997
New York, NY                  Counsel




Joseph J. McAlinden (60)      Vice President      Since July 1995
1221 Avenue of the Americas
New York, NY


Stefanie V. Chang (36)        Vice President      Since July 2003
1221 Avenue of the Americas
New York, NY


   NAME, AGE AND ADDRESS OF
      EXECUTIVE OFFICER                             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------- -----------------------------------------------------------------------------------------
Mitchell M. Merin (50)        President and Chief Operating Officer of Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas   President, Director and Chief Executive Officer of the Investment Manager and Morgan
New York, NY                  Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor;
                              Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003);
                              President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and
                              President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since
                              May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Chief Global Operations Officer and Managing Director of Morgan Stanley Investment
1221 Avenue of the Americas   Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing
New York, NY                  Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director
                              of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and
                              Director of the Transfer Agent; Executive Vice President and Principal Executive Officer
                              of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since
                              April 2003); previously President of the Institutional Funds (March 2001-July 2003) and
                              Director of the Institutional Funds (March 2001-July 2003).

Barry Fink (48)               General Counsel (since May 2000) and Managing Director (since December 2000) of
1221 Avenue of the Americas   Morgan Stanley Investment Management; Managing Director (since December 2000),
New York, NY                  Secretary (since February 1997) and Director (since July 1998) of the Investment
                              Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW;
                              Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the
                              Distributor; previously Secretary of the Retail Funds (February 1997-July 2003);
                              previously Vice President and Assistant General Counsel of the Investment Manager and
                              Morgan Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)      Managing Director and Chief Investment Officer of the Investment Manager, Morgan
1221 Avenue of the Americas   Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of
New York, NY                  the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President
                              of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)        Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment
1221 Avenue of the Americas   Management Inc. and Vice President of the Institutional Funds (since December 1997)
New York, NY                  and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

MORGAN STANLEY TAX-MANAGED GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                      TERM OF
                                                     OFFICE AND
                                  POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH            TIME
       EXECUTIVE OFFICER           REGISTRANT         SERVED*
------------------------------ ----------------- -----------------
Francis Smith (38)             Treasurer and     Treasurer since
c/o Morgan Stanley Trust       Chief Financial   July 2003 and
Harborside Financial Center,   Officer           Chief Financial
Plaza Two,                                       Officer since
Jersey City, NJ                                  September
                                                 2002

Thomas F. Caloia (57)          Vice President    Since July 2003
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Mary E. Mullin (36)            Secretary         Since July 2003
1221 Avenue of the Americas
New York, NY



   NAME, AGE AND ADDRESS OF
       EXECUTIVE OFFICER                             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ -----------------------------------------------------------------------------------------
Francis Smith (38)             Executive Director of the Investment Manager and Morgan Stanley Services (since
c/o Morgan Stanley Trust       December 2001); previously Vice President of the Retail Funds (September 2002-July
Harborside Financial Center,   2003); previously Vice President of the Investment Manager and Morgan Stanley
Plaza Two,                     Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP
Jersey City, NJ                (January 1998-August 2000).

Thomas F. Caloia (57)          Executive Director (since December 2002) and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust       Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail
Harborside Financial Center,   Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager,
Plaza Two,                     the Distributor and Morgan Stanley Services.
Jersey City, NJ

Mary E. Mullin (36)            Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas    Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail
New York, NY                   Funds (since July 2003); formerly practiced law with the New York law firms of
                               McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

------------

   * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.

  ** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President
Ronald E. Robison
Executive Vice President and Principal
Executive Officer
Barry Fink
Vice President and General Counsel
Joseph J. McAlinden
Vice President
Stefanie V. Chang
Vice President
Francis Smith
Treasurer and Chief Financial Officer
Thomas F. Caloia
Vice President
Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless proceded or accompanied by an effective Prospectus.
Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW
Inc., member SIPC. Morgan Stanley Distributors Inc., member
NASD.
(copyright) 2003 Morgan Stanley

[MORGAN STANLEY LOGO OMITTED]

                       [MORGAN STANLEY FUNDS LOGO OMITTED]

                                                                  MORGAN STANLEY
                                                              TAX-MANAGED GROWTH
                                                                            FUND






                                                                   Annual Report
                                                                 August 31, 2003


                          [MORGAN STANLEY LOGO OMITTED]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)

    (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

    (2)  Not applicable.

    (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Managed Growth Fund
Ronald E. Robison
Principal Executive Officer
October 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
October 20, 2003

Francis Smith
Principal Financial Officer
October 20, 2003

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I. This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

     o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o compliance with applicable laws and governmental rules and regulations;

     o prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act) of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

     o cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o service or significant business relationships as a director on the board of any public or private company;

     o accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

     o each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

          Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o the General Counsel will take all appropriate action to investigate any potential violations reported to him;

--------
(1) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

     o if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company Act (the "Independent Directors/Trustees/Managing General Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion



I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.


-------------------------

Date:
     --------------------

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

          1. I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Managed Growth Fund;

          2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

          3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

          5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

          6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

          Date: October 20, 2003



                                                  Ronald E. Robison

                                                  Principal Executive Officer

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

          1. I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Managed Growth Fund;

          2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

          3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          (i) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

          5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

          6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

          Date: October 20, 2003



                                               Francis Smith

                                               Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Managed Growth Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: October 20, 2003                            Ronald E. Robison
                                            Principal Executive Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Managed Growth Fund and will be retained by Morgan Stanley Tax-Managed Growth Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Managed Growth Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: October 20, 2003                                    Francis Smith
                                                   Principal Financial Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Managed Growth Fund and will be retained by Morgan Stanley Tax-Managed Growth Fund and furnished to the Securities and Exchange Commission or its staff upon request.